Share capital - Additional Information (Detail) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Transfer of shares	22,363,466	0
Share capital		€ 1,520,816	€ 1,520,816
Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value		€ 0
Transfer of shares		22,363,000
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value		€ 0
Transfer of shares		(22,363,000)